Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000866700
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2020
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A